Interests in unconsolidated structured entities (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Unconsolidated Structured Entities [Line Items]
Support provided to consolidated structured entity without having contractual obligation to do so	$ 0	$ 0
Information About How Maximum Exposure To Loss From Interests In Structured Entities Is Determined	The Group’s maximum exposure to loss is generally equal to the carrying amount of the Group’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that the Group is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.	The Group’s maximum exposure to loss is generally equal to the carrying amount of the Group’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that the Group is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.
Description of intentions to provide support to consolidated structured entity	In 2020 and 2019, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor does the Group have any intention to do so in the future.	In 2020 and 2019, the Group did not provide support, financial or otherwise, to an unconsolidated SE when not contractually obligated to do so, nor does the Group have any intention to do so in the future.
Description of types of income from structured entities	In 2020 and 2019, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in Other net income from financial instruments measured at fair value through profit of loss, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.	In 2020 and 2019, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in Other net income from financial instruments measured at fair value through profit of loss, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.
Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Description of types of income from structured entities	For several sponsored SEs, no interest was held by the Group at year-end. However, during the respective reporting period the Group transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year, as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs. The majority of the fee income arose from investment funds that are sponsored and administrated by the Group, but managed by third parties. As the Group does not provide any investment management services, UBS was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below. The Group also recorded other net income from financial instruments measured at fair value through profit or loss from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps, as well as credit derivatives, through which the Group purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because the Group does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from the Group’s risk management activities.	For several sponsored SEs, no interest was held by the Group at year-end. However, during the respective reporting period the Group transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year, as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs. The majority of the fee income arose from investment funds that are sponsored and administrated by the Group, but managed by third parties. As the Group does not provide any investment management services, UBS was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below. The Group also recorded other net income from financial instruments measured at fair value through profit or loss from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps, as well as credit derivatives, through which the Group purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because the Group does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from the Group’s risk management activities.
Assets transferred to securitization vehicles by UBS, at time of transfer	$ 0	$ 1,000,000
Assets transferred to securitization vehicles by third parties, at time of transfer	0	1,000,000
Assets transferred to client vehicles by UBS, at time of transfer	0	0
Assets transferred to client vehicles by third parties, at time of transfer	$ 9,000,000	$ 1,000,000
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

As of 31 December 2020 and 31 December 2019, the Group held interests, both retained and acquired, in various securitization vehicles, half of which are held within Group Functions – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities.

The numbers outlined in the table on the previous page may differ from the securitization positions presented in the 31 December 2020 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" ubs.com/investors, for the following reasons: (i) exclusion of synthetic securitizations transacted with entities that are not SEs and transactions in which the Group did not have an interest because it did not absorb any risk; (ii) a different measurement basis in certain cases (e.g., IFRS carrying amount within the previous table compared with net exposure amount at default for Pillar 3 disclosures); and (iii) different classification of vehicles viewed as sponsored by the Group versus sponsored by third parties.

As of 31 December 2020 and 31 December 2019, the Group held interests, both retained and acquired, in various securitization vehicles, half of which are held within Group Functions – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities.

The numbers outlined in the table on the previous page may differ from the securitization positions presented in the 31 December 2020 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" ubs.com/investors, for the following reasons: (i) exclusion of synthetic securitizations transacted with entities that are not SEs and transactions in which the Group did not have an interest because it did not absorb any risk; (ii) a different measurement basis in certain cases (e.g., IFRS carrying amount within the previous table compared with net exposure amount at default for Pillar 3 disclosures); and (iii) different classification of vehicles viewed as sponsored by the Group versus sponsored by third parties.

Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Client vehicles are established predominantly for clients to invest in specific assets or risk exposures. As of 31 December 2020 and 31 December 2019, the Group retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Client vehicles are established predominantly for clients to invest in specific assets or risk exposures. As of 31 December 2020 and 31 December 2019, the Group retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Investment funds have a collective investment objective, and are managed by an investment manager. The Group holds interests in a number of investment funds, primarily resulting from seed investments or in order to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, the Group manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund and the jurisdiction of incorporation, as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align the Group’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. The Group did not have any material exposure to loss from these interests as of 31 December 2020 or as of 31 December 2019. The total net asset value of the funds sponsored by UBS are included in the table on the previous page.

Investment funds have a collective investment objective, and are managed by an investment manager. The Group holds interests in a number of investment funds, primarily resulting from seed investments or in order to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, the Group manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund and the jurisdiction of incorporation, as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align the Group’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. The Group did not have any material exposure to loss from these interests as of 31 December 2020 or as of 31 December 2019. The total net asset value of the funds sponsored by UBS are included in the table on the previous page.

Investment funds | Sponsored [Member] | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total closing net asset value of sponsored investment funds	$ 37,000,000	$ 42,000,000
UBS AG
Disclosure Of Unconsolidated Structured Entities [Line Items]
Support provided to consolidated structured entity without having contractual obligation to do so	$ 0	$ 0
Information About How Maximum Exposure To Loss From Interests In Structured Entities Is Determined	UBS AG’s maximum exposure to loss is generally equal to the carrying amount of UBS AG’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that UBS AG is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.	UBS AG’s maximum exposure to loss is generally equal to the carrying amount of UBS AG’s interest in the SE, with the exception of guarantees, letters of credit and credit derivatives, for which the contract’s notional amount, adjusted for losses already incurred, represents the maximum loss that UBS AG is exposed to. In addition, the current fair value of derivative swap instruments with a positive replacement value only, such as total return swaps, is presented as the maximum exposure to loss. Risk exposure for these swap instruments could change over time with market movements.
Description of intentions to provide support to consolidated structured entity	In 2020 and 2019, UBS AG did not enter into any contractual obligation that could require UBS AG to provide financial support to consolidated SEs. In addition, UBS AG did not provide support, financial or otherwise, to a consolidated SE when UBS AG was not contractually obligated to do so, nor does UBS AG have any intention to do so in the future. Furthermore, UBS AG did not provide support, financial or otherwise, to a previously unconsolidated SE that resulted in UBS AG controlling the SE during the reporting period.	In 2020 and 2019, UBS AG did not enter into any contractual obligation that could require UBS AG to provide financial support to consolidated SEs. In addition, UBS AG did not provide support, financial or otherwise, to a consolidated SE when UBS AG was not contractually obligated to do so, nor does UBS AG have any intention to do so in the future. Furthermore, UBS AG did not provide support, financial or otherwise, to a previously unconsolidated SE that resulted in UBS AG controlling the SE during the reporting period.
Description of types of income from structured entities	In 2020 and 2019, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in Other net income from financial instruments measured at fair value through profit of loss, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.	In 2020 and 2019, income and expenses from interests in unconsolidated SEs primarily resulted from mark-to-market movements recognized in Other net income from financial instruments measured at fair value through profit of loss, which have generally been hedged with other financial instruments, as well as fee and commission income received from UBS-sponsored funds.
UBS AG | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Description of types of income from structured entities	For several sponsored SEs, no interest was held by UBS AG at year-end. However, during the respective reporting period UBS AG transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year, as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs. The majority of the fee income arose from investment funds that are sponsored and administrated by UBS AG, but managed by third parties. As UBS AG does not provide any investment management services, UBS AG was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below. UBS AG also recorded other net income from financial instruments measured at fair value through profit or loss from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps, as well as credit derivatives, through which UBS AG purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because UBS AG does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from UBS AG’s risk management activities.	For several sponsored SEs, no interest was held by UBS AG at year-end. However, during the respective reporting period UBS AG transferred assets, provided services and held instruments that did not qualify as an interest in these sponsored SEs, and accordingly earned income or incurred expenses from these entities. The table below presents the income earned and expenses incurred directly from these entities during the year, as well as corresponding asset information. The table does not include income earned and expenses incurred from risk management activities, including income and expenses from financial instruments used to economically hedge instruments transacted with the unconsolidated SEs. The majority of the fee income arose from investment funds that are sponsored and administrated by UBS AG, but managed by third parties. As UBS AG does not provide any investment management services, UBS AG was not exposed to risk from the performance of these entities and was therefore deemed not to have an interest in them. In certain structures, the fees receivable may be collected directly from the investors and have therefore not been included in the table below. UBS AG also recorded other net income from financial instruments measured at fair value through profit or loss from mark-to-market movements arising primarily from derivatives, such as interest rate and currency swaps, as well as credit derivatives, through which UBS AG purchases protection, and financial liabilities designated at fair value, which do not qualify as interests because UBS AG does not absorb variability from the performance of the entity. Total income reported does not reflect economic hedges or other mitigating effects from UBS AG’s risk management activities.
Assets transferred to securitization vehicles by UBS, at time of transfer	$ 0	$ 1,000,000
Assets transferred to securitization vehicles by third parties, at time of transfer	0	1,000,000
Assets transferred to client vehicles by UBS, at time of transfer	0	0
Assets transferred to client vehicles by third parties, at time of transfer	$ 9,000,000	$ 1,000,000
UBS AG | Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

As of 31 December 2020 and 31 December 2019, UBS AG held interests, both retained and acquired, in various securitization vehicles, half of which are held within Group Functions – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities.

The numbers outlined in the table on the previous page may differ from the securitization positions presented in the 31 December 2020 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" ubs.com/investors, for the following reasons: (i) exclusion of synthetic securitizations transacted with entities that are not SEs and transactions in which UBS AG did not have an interest because it did not absorb any risk; (ii) a different measurement basis in certain cases (e.g., IFRS carrying amount within the previous table compared with net exposure amount at default for Pillar 3 disclosures); and (iii) different classification of vehicles viewed as sponsored by UBS AG versus sponsored by third parties.

As of 31 December 2020 and 31 December 2019, UBS AG held interests, both retained and acquired, in various securitization vehicles, half of which are held within Group Functions – Non-core and Legacy Portfolio. The Investment Bank also retained interests in securitization vehicles related to financing, underwriting, secondary market and derivative trading activities.

The numbers outlined in the table on the previous page may differ from the securitization positions presented in the 31 December 2020 Pillar 3 report under “Pillar 3 disclosures” at HYPERLINK "http://www.ubs.com/investors" ubs.com/investors, for the following reasons: (i) exclusion of synthetic securitizations transacted with entities that are not SEs and transactions in which UBS AG did not have an interest because it did not absorb any risk; (ii) a different measurement basis in certain cases (e.g., IFRS carrying amount within the previous table compared with net exposure amount at default for Pillar 3 disclosures); and (iii) different classification of vehicles viewed as sponsored by UBS AG versus sponsored by third parties.

UBS AG | Client vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Client vehicles are established predominantly for clients to invest in specific assets or risk exposures. As of 31 December 2020 and 31 December 2019, UBS AG retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

Client vehicles are established predominantly for clients to invest in specific assets or risk exposures. As of 31 December 2020 and 31 December 2019, UBS AG retained interests in client vehicles sponsored by UBS and third parties that relate to financing and derivative activities, and to hedge structured product offerings. Included within these investments are securities guaranteed by US government agencies.

UBS AG | Investment funds
Disclosure Of Unconsolidated Structured Entities [Line Items]
Disclosure of information about interests in structured entity [text block]

Investment funds have a collective investment objective, and are managed by an investment manager. UBS AG holds interests in a number of investment funds, primarily resulting from seed investments or in order to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, UBS AG manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund and the jurisdiction of incorporation, as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align UBS AG’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. UBS AG did not have any material exposure to loss from these interests as of 31 December 2020 or as of 31 December 2019. The total net asset value of the funds sponsored by UBS are included in the table on the previous page.

Investment funds have a collective investment objective, and are managed by an investment manager. UBS AG holds interests in a number of investment funds, primarily resulting from seed investments or in order to hedge structured product offerings. In addition to the interests disclosed in the table on the previous page, UBS AG manages the assets of various pooled investment funds and receives fees that are based, in whole or part, on the net asset value of the fund and / or the performance of the fund. The specific fee structure is determined on the basis of various market factors and considers the nature of the fund and the jurisdiction of incorporation, as well as fee schedules negotiated with clients. These fee contracts represent an interest in the fund as they align UBS AG’s exposure with investors, providing a variable return that is based on the performance of the entity. Depending on the structure of the fund, these fees may be collected directly from the fund assets and / or from the investors. Any amounts due are collected on a regular basis and are generally backed by the assets of the fund. UBS AG did not have any material exposure to loss from these interests as of 31 December 2020 or as of 31 December 2019. The total net asset value of the funds sponsored by UBS are included in the table on the previous page.

UBS AG | Investment funds | Sponsored [Member] | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total closing net asset value of sponsored investment funds	$ 37,000,000	$ 42,000,000